Supplementary Information On Oil And Gas Activities (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of costs capitalized as well as expensed that were incurred
The following table presents those costs capitalized as well as expensed that were incurred during the years ended December 31, 2020 and 2019 and for the period from April 4 to December 31, 2018 (Successor) and from January 1, 2018 to April 3, 2018 (Predecessor). The acquisition of properties includes the cost of acquisition of proved or unproved oil and gas properties. Exploration costs include costs necessary for retaining undeveloped properties, seismic acquisition cost, seismic data interpretation, geological modeling, exploration well drilling costs and testing of drilled wells. Development costs include drilling costs and equipment for development wells, the construction of facilities for extraction, treatment and storage of hydrocarbons and all necessary costs to maintain facilities for the existing developed reserves.

	Successor For the year ended December 31, 2020		Successor For the year ended December 31, 2019		Successor For the period from April 4 to December 31, 2018		Predecessor For the period from January 1 to April 4, 2018
	Argentina	Mexico	Argentina	Mexico	Argentina	Mexico	Argentina
Acquisition of properties
Proved	—	—	—	—	(555,944)	—	—
Unproved	—	—	—	278	—	(29,681)	—

Total property acquisition	—	—	—	278	(555,944)	(29,681)	—

Exploration	—	(646)	(9)	(667)	(637)	—	(134)
Development	(186,030)	(2,031)	(146,935)	(601)	(131,080)	—	(3,999)

Total costs incurred	(186,030)	(2,677)	(146,944)	(990)	(687,661)	(29,681)	(4,133)

Summary of capitalized costs
The following table presents the capitalized costs as of December 31, 2020, 2019 and 2018, for proved and unproved oil and gas properties, and the related accumulated depreciation as of those dates.

	Successor December 31, 2020		Successor December 31, 2019		Successor December 31, 2018
	Argentina	Mexico	Argentina	Mexico	Argentina	Mexico
Proved properties (1)
Machinery, installations, software licenses and others	34,407	485	29,757	40	20,602	—
Oil and gas properties and wells	1,258,223	—	1,040,250	—	804,752	—
Work in progress	76,924	2,632	74,924	601	77,536	—
Unproved properties	—	15,359	—	29,403	13,157	29,681

Gross capitalized costs	1,369,554	18,476	1,144,931	30,044	916,047	29,681
Accumulated depreciation	(364,964)	(94)	(222,847)	(3)	(74,413)	—

Total net capitalized costs	1,004,590	18,382	922,084	30,041	841,634	29,681

(1)	Includes capitalized amounts related to assets retirement obligations and impairment loss / recovery.

Summary of results of operations
The breakdown of results of the operations shown below summarizes revenues and expenses directly associated with oil and gas producing activities for the years ended December 31, 2020 and 2019 and for the periods from April 4 to December 31, 2018 (Successor) and from January 1, 2018 to April 3, 2018 (Predecessor). Income tax for the periods presented was calculated utilizing the statutory tax rates.

	Successor For the year ended December 31, 2020	Successor For the year ended December 31, 2019	Successor For the period FromApril 4 to December 31, 2018	Predecessor For the period from January 1, 2018 to April 3, 2018
Revenue from contract with customers	273,938	415,976	331,336	44,463
Surplus Gas Injection Compensation	—	—	—	291

Revenue and other income	273,938	415,976	331,336	44,754
Production costs, excluding depreciation
Operating costs and others	(88,018)	(114,431)	(86,245)	(18,367)
Royalties	(38,908)	(61,008)	(50,323)	(6,795)

Total production costs	(126,926)	(175,439)	(136,568)	(25,162)
Exploration expenses	(646)	(676)	(637)	(134)
Impairment of long live assets	(14,438)	—	—	—
Accreation expenses	(2,584)	(1,723)	(897)	(233)
Depreciation, depletion and amortization	(147,674)	(153,001)	(74,772)	(14,194)

Results of operations before income tax	(18,330)	85,137	118,462	5,031
Income tax	5,499	(25,541)	(35,539)	(1,509)

Results of oil and gas operations	(12,831)	59,596	82,923	3,522

Summary of estimated oil and natural gas proved reserves and technical volumes
The following tables sets forth the estimated oil (including crude oil, condensate and natural gas liquids) and natural gas proved reserves as of December 31, 2020, 2019, and 2018 to the working interest of Vista in the concessions:

	Proved Reserves as of December 31, 2020
Argentina	Crude oil, condensate and natural gas liquids	Natural gas	Natural gas
Reserves Category	(millions of barrels)	(billion cubic feet)	(millions of barrels of oil equivalent)
Proved Developed	37.6	86.1	15.3
Proved Undeveloped	61.8	73.9	13.1

Total proved reserves (developed and undeveloped)	99.4	160.0	28.4

	Proved Reserves as of December 31, 2020
Mexico	Crude oil, condensate and natural gas liquids	Natural gas	Natural gas
Reserves Category	(millions of barrels)	(billion cubic feet)	(millions of barrels of oil equivalent)
Proved Developed	0.2	0.7	0.1
Proved Undeveloped	0.0	0.0	0.0

Total proved reserves (developed and undeveloped)	0.2	0.7	0.1

	Proved Reserves as of December 31, 2019
Argentina	Crude oil, condensate and natural gas liquids	Natural gas	Natural gas
Reserves Category	(millions of barrels)	(billion cubic feet)	(millions of barrels of oil equivalent)
PROVED Developed	30.2	108.0	19.2
PROVED Undeveloped	40.6	64.0	11.4

Total proved reserves (developed and undeveloped)	70.8	172.0	30.6

	Proved Reserves as of December 31, 2019
Mexico	Crude oil, condensate and natural gas liquids	Natural gas	Natural gas
Reserves Category	(millions of barrels)	(billion cubic feet)	(millions of barrels of oil equivalent)
PROVED Developed	0.1	0.7	0.2
PROVED Undeveloped	0.1	0.1	0.0

Total proved reserves (developed and undeveloped)	0.2	0.8	0.2

	Proved Reserves as of December 31, 2018
Argentina	Crude oil, condensate and natural gas liquids	Natural gas	Natural gas
Reserves Category	(millions of barrels)	(billion cubic feet)	(millions of barrels of oil equivalent)
PROVED Developed	27.1	103.4	18.4
PROVED Undeveloped	7.1	28.2	5.0

Total proved reserves (developed and undeveloped)	34.2	131.6	23.4

Summary of reconciliation of the company's reserves
The following table sets forth the reconciliation of the Company’s reserves data between December 31, 2019 and December 31,2020:

	Crude oil, condensate and natural gas liquids	Natural gas (5)	Natural gas
Argentina	(millions of barrels)	(billion cubic feet)	(millions of barrels of oil equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2019	70.8	172.0	30.6
Increase (decrease) attributable to:
Revisions of previous estimates (1)	4.4	(25.1)	(4.6)
Extension and discoveries (2)	30.8	27.9	5.0
Purchases of proved reserves in place (3)	0.3	0.6	0.1
Production for the year (4)	(6.9)	(15.4)	(2.7)

Reserves as of December 31,2020	99.4	160.0	28.4

(1)
Conversions of proved undeveloped reserves to prove developed reserves are associated with the drilling of two proved undeveloped pads (eight wells) targeting the Vaca Muerta unconventional reservoir in the Bajada del Palo Oeste concession.

(2)	Extensions of proved developed acreage are associated with the drilling of one unproved pad (four wells) targeting the Vaca Muerta unconventional reservoir in the Bajada del Palo Oeste concession.

(3)	Purchases of minerals in place are associated with the acquisition of the additional working interest in the Coiron Amargo Norte concession (from 55.0% to 96.8%).
(4)	Considers Vista Argentina production at WI.
(5)	Natural gas consumption represented 13.5% of consumption plus natural gas sale reported reserves volumes as of December 31, 2020.
The following table sets forth the reconciliation of the Company’s reserves data between December 31, 2018 and December 31, 2019:

	Crude oil, condensate and natural gas liquids	Natural gas (5)	Natural gas
Argentina	(millions of barrels)	(billion cubic feet)	(millions of barrels of oil equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2018	34.2	131.6	23.4
Increase (decrease) attributable to:
Revisions of previous estimates (1)	2.4	17.8	3.2
Extension and discoveries (2)	41.0	43.0	7.6
Purchases of proved reserves in place (3)	—	—	—
Production for the year (4)	(6.8)	(20.4)	(3.6)

Reserves as of December 31, 2019	70.8	172.0	30.6

(1)
Revision of previous estimates material increments were related to well performance in the following concessions: Entre Lomas (+0.9 MMbbl and +11.6 Bcf), Acambuco (+1.0 Bcf), Bajada del Palo Este (+0.2 MMbbl and +1.0 Bcf) and Jagüel de los Machos (+1.0 MMbbl and +1.3 Bcf). Additionally, there was an addition of 0.3 MMbbl and 0.6 Bcf in the Coirón Amargo Sur Oeste concession related to a change in well design, an addition of 1.6 MMbbl and 2.3 Bcf related to the Bajada del Palo Oeste shale oil project due to well performance of the first
4-well
pad, and an addition of 3.0 Bcf related to gas projects in the Bajada del Palo Oeste conventional block. The abovementioned increments were partially offset by higher declines related to well performance in the following concessions: 25 de mayo – Medanito
(-0.5
MMbbl and
-1.0
Bcf), Charco del Palenque
(-0.2
MMbbl and
-0.2
Bcf), Coirón Amargo Norte
(-0.1
MMbbl and
-0.1
Bcf) and the Bajada del Palo Oeste conventional block
(-0.8
MMbbl). Additionally, 1.7 Bcf corresponding to the Jarilla Quemada block were removed from proven reserves due to lower commodity prices.

(2)
The material increments of 41.2 MMbbl and 43.8 Bcf in proved reserves is related to the Vaca Muerta shale oil development in the Bajada del Palo Oeste concession. Proved developed reserves increased 3.4 MMbbl and 3.5 Bcf, due to the tie-in
of a second
4-well
pad that was not previously booked as proved undeveloped reserves. Proved undeveloped reserves for the same project increased 37.6 MMbbl and 39.5 Bcf, corresponding to eleven
4-well
pads (44 new well locations). Additionally, 0.2 MMbbl and 0.8 Bcf correspond to the operation in Mexico.

(3)	Without changes.
(4)	Considers Vista Argentina production at WI, except for Aguila Mora production (oil production of 35 bbl./d).
(5)	Natural gas consumption represented 14.1% of consumption plus natural gas sale reported reserves volumes as of December 31, 2019.

	Crude oil, condensate and natural gas liquids	Natural gas	Natural gas
Mexico	(millions of barrels)	(billion cubic feet)	(millions of barrels of oil equivalent)
Proved reserves (developed and undeveloped)
Reserves as of December 31, 2018	—	—	—
Increase (decrease) attributable to:
Revisions of previous estimates	—	—	—
Extension and discoveries	0.2	0.8	0.2
Purchases of proved reserves in place	—	—	—
Production for the year	—	—	—

Reserves as of December 31, 2019	0.2	0.8	0.2

The following table sets forth the reconciliation of the Company’s reserves data between January 1, 2018 and December 31, 2018:

	Crude oil, condensate and natural gas liquids	Natural gas (5)	Natural gas
Argentina	(millions of barrels)	(billion cubic feet)	(millions of barrels of oil equivalent)
Proved reserves (developed and undeveloped)
Consolidated Entities
Reserves as of January 1, 2018 (*)	14.4	68.6	12.2
Increase (decrease) attributable to:
Revisions of previous estimates (1)	(0.6)	7.5	1.3
Extension and discoveries (2)	4.0	34.2	6.1
Purchases of proved reserves in place (3)	21.1	41.3	7.3
Production for the year (4)	(4.8)	(20.0)	(3.6)

Reserves as of December 31, 2018 (*)	34.2	131.6	23.4

Equity-accounted entities
Reserves as of January 1, 2018	—	—	—
Increase (decrease) attributable to:	—	—	—
Revisions of previous estimates	—	—	—
Extension and discoveries	—	—	—
Purchases of proved reserves in place	—	—	—
Production for the year	—	—	—

Reserves as of December 31, 2018	—	—	—

(*) Includes proved developed reserves: As of January 1, 2018	12.0	51.0	9.1
As of December 31, 2018	27.1	103.4	18.4

(1)
Revisions of previous estimates are mainly driven by a reduction of well performance of proved undeveloped oil-prone
wells, and an increase of well performance of proved undeveloped gas-prone
wells in Entre Lomas and Agua Amarga blocks.

(2)
Includes proved reserves from successor’s developments in unconventional concessions Coirón Amargo Sur Oeste and the unconventional development in Bajada del Palo Oeste. Includes conventional natural gas reserves in Lotena formation in Bajada del Palo Oeste (“BDPO”). Extensions include BDPO and Bajada del Palo Este (“BDPE”) concession extension additional reserves of Crude oil, condensate and natural gas from September 2025 to November 2053.

(3)
Includes proved reserves from successor’s purchases of additional working interest in Agua Amarga concession (Charco del Palenque and Jarrilla Quemada fields), Bajada del Palo (subsequently in November 2018 splitted into two concessions BDPO and BDPO), and Entre Lomas (Rio Negro and Neuquén concession), 55% interest in Coirón Amargo Norte, and 1.5% in Acambuco field.

(4)	Considers predecessor PELSA’s production plus production from the rest of the fields since its acquisition on April 4, 2018.
(5)	Natural gas consumption represented 30.1% of consumption plus natural gas sale reported reserves volumes as of January 1, 2018, and 16.9% as of December 31, 2018.

Summary of standardized measure of discounted future cash flows

	Successor- December 31, 2020	Successor- December 31, 2019	Successor- December 31, 2018
Future cash inflows	4,533	4,457	2,714
Future production costs	(1,921)	(1,927)	(1,338)
Future development and abandonment costs	(788)	(748)	(258)
Future income tax	(418)	(410)	(267)
Undiscounted future net cash flows	1,406	1,372	851
10% annual discount	(668)	(597)	(243)

Standardized measure of discounted future net cash flows (1)	738	775	608

(1)
Standardized measure of discounted future net cash flows corresponds to valuation of the reserves in Argentina, estimation of standardized measure of reserves in Mexico is not included (1.2 million USD as of December 31, 2020).

Summary of changes in the standardized measure of discounted future net cash flows
The following table discloses the changes in the standardized measure of discounted future net cash flows for the years ended December 31, 2020 and 2019 and for the period from April 4 to December 31, 2018 (Successor) and for the period from January 1, 2018 to April 3, 2018 (Predecessor):

	Successor For the year ended December 31, 2020	Successor For the year ended December 31, 2019	Successor For the period from April 4, 2018 to December 31, 2018	Predecessor For the period from January 1, 2018 to April 3, 2018
Standardized measure of discounted future net cash flows at beginning of year	775	608	124	116
Net change in sales prices and production costs related to future production (1)	(241)	(103)	188	—
Net change in estimated future development costs (2)	(231)	(525)	(145)	—
Net change due to revisions in quantity estimates (3)	20	(1)	35	—
Net change due to extensions, discoveries and improved recovery (4)	362	306	16	—
Accretion of discount	118	352	10	3
Net Change due to purchases and sales of minerals in place (5)	2	—	385	—
Other	—	58	20	1
Sales of crude oil, NGLs and natural gas produced, net of production costs	127	6	(67)	(6)
Previously estimated development costs incurred	(206)	151	99	10
Net change in income tax (6)	12	(77)	(57)	1

Change in Standardized measure of discounted future net cash flows of the year	(37)	167	484	8

Standardized measure of discounted future net cash flows at end of year	738	775	608	124

(1)
For the year ended December 31, 2020 mainly due to lower crude oil realized prices, which decreased from 55.9 US$/bbl as of December 31, 2019 to 42.0 US$/bbl as of December 31, 2020, partially offset by lower average production costs, decreasing a 13.9%. Additionally, for the year ended December 31, 2019, mainly driven by a decrease in prevailing oil prices from 65.4 US/bbl. by December 31, 2018 to 55.9 US/bbl. by December 2019 partially offset by a reduction in average production costs of 25.1%. Mainly driven by an increase in prevailing oil prices from 54.55 US$/bbl by April 4, 2018 to 60.20 US$/bbl by December 31, 2018 and a reduction in production costs. During such period, average production costs went from 27 US$/bbl to 21 US$/bbl.

(2)
Due to the addition of proved undeveloped reserves from additional locations in unconventional Vaca Muerta Bajada del Palo Oeste for the year ended December 31, 2020, partially offset by the removal of development plans in conventional targets. For the year ended December 31, 2019, due to incorporation of a development plan for unconventional developed reserves in Bajada del Palo Oeste. Due to the development plan in Charco del Palenque (addition of two new locations), Entre Lomas Río Negro (recategorization of two probable gas workovers to prove developed).

(3)
For the year ended December 31, 2020 due to improved performance of tied-in
wells in Bajada del Palo Oeste unconventional reservoirs above estimated type curve. Due to a decrease in proved undeveloped conventional reserves compensated by an increase in proved developed reserves from December 31, 2018 to December 31, 2019. Due to an increase in conventional reserves in Bajada del Palo for the period from April 4 to December 31, 2018.

(4)	Due to the addition of proved reserves and proved undeveloped reserves from the development plan in unconventional Bajada del Palo Oeste, for the years ended December 31, 2020 and 2019.
(5)
Due to additional interest acquired in Coirón Amargo Norte for the year ended December 31, 2020. Without acquisitions for the year ended December 31, 2019. Due to the acquisition of: APCO, the non-controlling
interest in PELSA, and
Medanito-25
de Mayo and Jagüel de los Machos for the period from April 4 to December 31, 2018 (Successor).

(6)	Due to a decrease/increase of the expected cash inflows for the year ended from December 31, 2020, 2019 and 2018, respectively and due to changes in the corporate income tax rate (see Note 33.1).